UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Report to Shareholders

Global Industrials Fund	December 31, 2015

The views and opinions in this report were current as of December 31, 2015. They are not guarantees of performance or investment results and should not be taken as investment advice. Investment decisions reflect a variety of factors, and the managers reserve the right to change their views about individual stocks, sectors, and the markets at any time. As a result, the views expressed should not be relied upon as a forecast of the fund’s future investment intent. The report is certified under the Sarbanes-Oxley Act, which requires mutual funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

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Manager’s Letter

Fellow Shareholders

The majority of U.S. stocks generated modest losses in 2015. Although the large-cap S&P 500 Index rose approximately 1.4% overall, it actually fell about 3.1% if we exclude top-performing stocks Facebook, Amazon, Netflix, and Google—the FANG stocks. These modest losses were matched by similar declines in various small- and mid-cap indexes. Flat to negative earnings growth in 2015 appeared to be the culprit behind the lackluster returns across the broad equity market, and investors are justifiably concerned about the trajectory of corporate earnings due to slowing global economic growth. In addition, uncertainty about Federal Reserve monetary policy results in the risk that price-to-earnings multiples could contract. In fact, the Fed seems to be raising rates even as the global economy is slowing. International developed markets stocks edged down overall, and emerging markets stocks recorded sharp losses as many markets are feeling the full brunt of the rapidly unwinding commodity cycle.

The Global Industrials Fund returned -5.54% and -1.37% for the six and 12 months ended December 31, 2015, respectively. The fund trailed its primary benchmark, the MSCI All Country World Index Industrials Plus Automobiles and Auto Components, for the six-month period and outperformed for the 12-month period. On an absolute basis, building products, automobiles, and aerospace and defense were our top-performing industries for the annual reporting period. Industrial machinery was among our weaker industry allocations, along with smaller positions in trading companies and distributors, airlines, and transportation infrastructure. Security selection and industry weightings benefited relative results versus the MSCI benchmark. (Although industry allocations do not drive our investment decisions, they can provide some insight into areas of the market where we see risks and opportunities.)

MARKET ENVIRONMENT

U.S. equities benefited from steady economic and employment growth even as the energy and materials sectors continued to be punished by oversupply and low prices. Aggressive monetary stimulus measures in Europe and Japan were also supportive. Stocks tumbled in the summer months due to concerns about a sharper-than-expected economic slowdown in China and a surprising yuan devaluation. Uncertainty about the timing and pace of Federal Reserve interest rate hikes also weighed on financial markets at times throughout the period. The Fed finally acted in the last month of the year, raising rates from the 0% to 0.25% range to the 0.25% to 0.50% range. The Fed noted that the “stance of monetary policy remains accommodative” and that it expects “only gradual increases in the federal funds rate,” with rate changes depending “on the economic outlook as informed by incoming data.”

U.S. large-cap stocks generated a modest overall gain in 2015, but lost 3.1% if the FANG stocks are excluded. Mid- and small-cap shares recorded moderate losses. As measured by various Russell indexes, growth stocks outpaced value across all market capitalizations. The U.S. dollar strengthened significantly versus most other currencies against a backdrop of relatively strong U.S. economic growth and the divergence between normalizing monetary policies in the U.S. and aggressive stimulus measures in Europe, Japan, and elsewhere.

Outside the U.S., European stocks declined for the period. A quantitative easing program by the European Central Bank (ECB) helped European exporters by weakening the euro and improving export competitiveness. An improved credit environment and low energy costs were also beneficial. Stocks gave back earlier gains in the second half of the year amid renewed concerns about Greek debt and the fractious relationships between eurozone members, as well as worries about the potential for slowing global growth to weigh on European exporters. Concerns about immigration and a disappointingly small extension of the ECB’s quantitative easing program further rattled investor confidence in 2015’s closing months. In Japan, strong gains late in the period lifted equities into solidly positive territory for 2015. Although inflation remains stubbornly low, Japan’s economy showed signs of improvement in industrial output and retail sales, supported by aggressive fiscal and monetary stimulus policies. Improved corporate governance and a pension reallocation favoring equities also helped stocks.

Emerging markets stocks fell sharply, with virtually all countries in negative territory. A number of factors weighed on emerging markets equities, including persistently weak commodity prices, a stronger U.S. dollar, expectations for rising U.S. interest rates, and slowing global economic growth, particularly in China.

Global industrials shares fell modestly during 2015 and trailed the large-cap S&P 500 Index. Again, we note that industrials performed roughly in line with the S&P 500 Index, excluding the FANG stocks. Persistently low prices for energy and other commodities have forced many companies to slash capital spending, which has punished many industrials stocks heavily exposed to commodity end markets. A global economic slowdown and a strong U.S. dollar, which weighs on capital flows and emerging markets demand, have exacerbated the challenges. Household durables and building products posted double-digit absolute gains and were far and away the strongest performers in the industrials space. Industrial conglomerates, aerospace and defense, and business services were also solidly positive. Road and rail, marine, construction and farm equipment, and information technology recorded the steepest losses.

PORTFOLIO REVIEW AND POSITIONING

We would like to remind our shareholders that we consider investing a marathon and not a sprint. We own the stocks in this portfolio because (1) they are attractively valued with what we believe is an improving outlook; or (2) they have favorable two- to three-year growth outlooks and still trade at reasonable valuations. Component suppliers—companies that make products that are used to make other products—are an area of emphasis for the fund. Industrial technology companies—suppliers of robotics, software, and related services that help their customers become more productive—are another area of focus because we believe that, going forward, companies will invest more to increase productivity than to increase capacity. Lastly, our fund is heavily invested in business services because these companies tend to have more recurring revenue and are less cyclical than other segments of the market.

As was the case in our semiannual letter from June 2015, building products stocks generated the fund’s largest absolute gains for the 12-month period as housing and nonresidential construction in the U.S. and other key markets expanded. Lock manufacturer Assa Abloy (Sweden) was among the fund’s top contributors. The company is a global leader in security lock products and solutions and should continue to benefit from secular trends toward increasing urbanization, rising security needs, and a market shift toward electromechanical locks. Heating, ventilation, and air conditioning (HVAC) manufacturer Daikin Industries (Japan) rose as the company experienced strong demand and good growth in the Americas, Europe, and the Asia/China market, where rising incomes and growing housing market should support longer-term growth. Door and shutter manufacturer Sanwa Holdings (Japan) and HVAC maker Lennox International (U.S.) benefited from improved housing markets in Japan and the U.S. We eliminated both positions on strength and deployed the proceeds where we saw better opportunities. We initiated a position in RPM (U.S.), a premium paints and coatings producer, in the first half of 2015. We expected the company to benefit from strong consumer demand and lower input costs due to weak energy prices. However, margins did not expand as we had expected, due in part to emerging markets exposure and a stronger U.S. dollar. We eliminated our position. (Please refer to the fund’s portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)

The automobile and auto component industries turned in mixed results for the 12-month period. Toyota Motor (Japan) weighed modestly on results. We eliminated our position because we believe sales volumes have little room to grow substantially from current levels and margins are already at peak levels. We took some of the Toyota proceeds and added to our position in Tesla Motors (U.S.). Tesla was one of the fund’s top contributors because of the potential for new vehicles and products to drive mainstream adoption and strong growth in its automotive and battery businesses. Honda Motor (Japan) was a strong contributor. Although the company faces similar challenges to Toyota in raising sales volumes, it has more room to improve margins as airbag warranty expenses recede and new model launches reduce the need for sales incentives. Auto supplier Continental (Germany) benefited from increased use of its components per vehicle manufactured and a weak euro, and we eliminated our position once the stock reached our price target. AutoZone (U.S.) is an auto components stock that also acts like a retail stock. The company enjoyed good volume growth as U.S. consumer spending strengthened. We like this holding because it is relatively defensive—in a recession, people tend to fix their old cars, making used auto parts somewhat countercyclical. Weifu High-Technology Group (China), the leading supplier of diesel fuel injection and after-treatment components in China, struggled with a cyclical downturn in diesel truck sales and the broader weakness in China’s equity market. However, Weifu should rebound as heavy truck sales improve in 2016 and/or 2017. Over the longer term, the company’s technological edge should help to make it a key beneficiary of China’s continuous efforts to reduce pollution through more rigorous vehicle emissions standards.

The fund’s industrial machinery stocks weighed heavily on performance in 2015. Alfa Laval (Sweden), a provider of specialized products and solutions with heavy industrial applications, was a detractor. The company struggled with a global slowdown in heavy industrial end markets, including energy and marine, and we eliminated our position because we believe orders and backlogs are likely to deteriorate further given the drastic fall in commodity prices. Rotork (UK) is the world’s leading designer and manufacturer of heavy-duty industrial valve actuators (devices that provide remote control of valves for pipelines and other systems), while Flowserve (U.S.) manufactures flow control equipment, including pumps, valves, and seals to the oil, chemical, and utilities industries. Both stocks hindered performance as the prolonged downturn in global energy and commodities prices severely constricted capital expenditures in their end markets. We continue to own Rotork and Flowserve, however, because we believe the companies are currently undervalued relative to their strong franchises. There were some bright spots in the segment, however. Kitchen equipment manufacturer Hoshizaki Electric (Japan) was a top-10 contributor for the year. Hoshizaki makes refrigerated display units for restaurants and other retail outlets and benefited from a healthier consumer environment in Japan.

From a geographic perspective, our North American exposure grew from 47% on June 30, 2015, to roughly 51% at the end of the year. Although the U.S. stock market still features relatively full valuations, we were able to take advantage of heightened volatility in the latter half of 2015. North America remains our largest regional exposure for several reasons. The region’s economic recovery is more robust and more entrenched than most of the world’s other developed markets, and its corporate governance standards and practices are also stronger, with a greater emphasis on shareholder value. Additionally, many North American industrials companies are multinationals, which already have exposure to other areas of the world and generate revenues outside the region.

Europe accounted for approximately 23% of the portfolio versus 27% six months ago. Eurozone valuations are relatively attractive, particularly in light of data suggesting that the ECB’s quantitative easing program is weakening the euro and supporting an economic recovery. Accommodative monetary policies have helped, but regional economic growth remains sluggish against a backdrop of slowing global growth. In any event, we are focused on multinational companies that are positioned well relative to their global peers rather than on companies that stand to benefit primarily from a regional economic turnaround. Since we cannot anticipate the global or regional macro environment, we believe the best way to generate favorable returns is to focus on stocks that have a good company-specific investment rationale.

Approximately 16% of the portfolio was allocated to Japan at the year’s end versus 17% on June 30, 2015. Japan’s economy is showing some signs of improvement, although growth remains somewhat fragile. Similar to Europe, our Japanese holdings tend to be large multinationals that are well positioned competitively versus their global peers. They often derive a significant portion of their revenues outside Japan and are not necessarily leveraged to country-specific conditions.

OUTLOOK

We expect modest global economic growth in 2016 that should be similar to the expansion seen in 2015. However, we note that 2015’s growth rates came down gradually as the year progressed, resulting from weak commodity prices, reduced capital expenditures, a strong U.S. dollar, and inventory destocking. Our base-case scenario is that developed market growth, led by the U.S., will continue to plod along at a moderate pace and that emerging markets, in aggregate, will grow at a decelerating rate.

A key change for 2016 is that we are hopeful that the industrial economy can show improved growth rates in the second-half of the year versus the first half. A healthy consumer is essential for this to happen, and that is best measured by job growth. Overall, our growth outlook remains relatively cautious, and we continue to look carefully at above-average or peak profit margins. As a result, the industrials sector is not likely to see significantly higher than mid- to high-single-digit earnings growth. Unlike last year, however, when we were concerned about a deceleration that would pressure valuation multiples, we believe we could see some multiple expansion in select industrials that can show improved growth in 2016.

The current environment contains some clear positives and negatives. On the plus side, central bank policies in Europe and Japan are accommodative, and corporate balance sheets are strong. Many companies have the financial capacity to enhance shareholder value through mergers or acquisitions, and they can return capital to shareholders through dividends and share repurchases. In addition, lower energy prices help consumers and countries that are net importers of oil. On the minus side, low prices for energy and other commodities represent a clear headwind as they weigh on capital expenditures, which impact revenues for many industrials companies. The likelihood of less accommodative monetary policy in the U.S. poses an additional headwind.

Where do global industrials go from here? We are cautiously optimistic that solid employment gains and healthy consumer spending in the U.S. can support growth in the broader economy for the next six months. After that time, year-over-year comparisons in many industrials segments will start to improve over the back half of 2016. Right now, the potential for weakness in the high yield sector to infect the broader economy poses the most significant major risk to our “muddle through” scenario. Again, we are optimistic that this will not be the case but are monitoring the situation closely.

Our views on the current economic and market cycles do not drive our investment decisions. Rather, we look at company-specific factors to find firms with sustainable competitive advantages that are getting stronger relative to their peers. Any cyclical stocks that we own must offer enough upside opportunity to warrant the inherent downside in the event that we are wrong about the cycle. We put high value on traits that allow companies to outgrow their end markets over time, including strong content gains per unit, good capital allocation, and continuous improvement.

Once again, we welcome this opportunity to communicate with our shareholders and reaffirm our commitment to uncovering compelling investment opportunities wherever we can find them.

Respectfully submitted,

Peter Bates
Portfolio manager and chairman of the fund’s Investment Advisory Committee

January 27, 2016

The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund’s investment program.

RISKS OF INTERNATIONAL INVESTING

Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Funds investing in a single country or in a limited geographic region tend to be riskier than more diversified funds. Risks can result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. Non-U.S. investments are also subject to currency risk, or a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

GLOSSARY

MSCI All Country World Index Industrials Plus Automobiles and Auto Components: An unmanaged index that tracks the performance of globally listed industrial stocks, including automobile and auto component manufacturers.

S&P 500 Index: An unmanaged index that tracks the stocks of 500 primarily large-cap U.S. companies.

Note: MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indices or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Portfolio Highlights

TWENTY-FIVE LARGEST HOLDINGS

	Percent of Net Assets 12/31/15
Danaher	5.8%
Hexagon	3.8
GE	3.6
James Hardie Industries	2.7
Boeing	2.6
Roper Technologies	2.6
Daikin Industries	2.5
Keyence	2.4
Assa Abloy	2.3
Hoshizaki Electric	2.3
Kubota	2.3
Honda Motor	2.2
Middleby	2.1
Rotork	2.1
Experian	2.0
Investor	2.0
Ecolab	1.9
Sensata Technologies Holding	1.9
AutoZone	1.8
Gentherm	1.8
Tyco International	1.7
Dassault Aviation	1.6
IHS	1.5
Triumph Group	1.5
Sysco	1.5
Total	58.5%

Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

Performance and Expenses

Growth of $10,000

This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

Fund Expense Example

As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.

Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Preferred Services, Personal Services, or Enhanced Personal Services client (enrollment in these programs generally requires T. Rowe Price assets of at least $100,000). This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	Year Ended 12/31/15	12/31/14	10/24/13 Through 12/31/13
NET ASSET VALUE			
Beginning of period	$ 10.21	$ 10.40	$ 10.00
Investment activities			
Net investment income (loss)[1]	0.05[2]	0.02[2]	(0.01)[2]
Net realized and unrealized gain / loss	(0.19)	(0.16)	0.41
Total from investment activities	(0.14)	(0.14)	0.40
Distributions			
Net investment income	(0.05)	(0.03)	–
Net realized gain	–	(0.02)	–
Total distributions	(0.05)	(0.05)	–
NET ASSET VALUE			
End of period	**$ 10.02**	**$ 10.21**	**$ 10.40**

Ratios/Supplemental Data

Total return[3]	**(1.37)%**[2]	**(1.33)%**[2]	**4.00%**[2]
Ratio of total expenses to average net assets	1.05%[2]	1.05%[2]	1.05%[2][4]
Ratio of net investment income (loss) to average net assets	0.47%[2]	0.22%[2]	(0.46)%[2][4][5]
Portfolio turnover rate	67.4%	48.8%	6.1%
Net assets, end of period (in thousands)	$ 16,095	$ 16,604	$ 14,852

(1) Per share amounts calculated using average shares outstanding method.
(2) Excludes expenses in excess of a 1.05% contractual expense limitation in effect through 4/30/16.
(3) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(4) Annualized
(5) Differs from the amount originally disclosed in the fund's annual report to shareholders for the period ended December 31, 2013.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	$ Value
COMMON STOCKS 98.3%		
INDUSTRIALS & BUSINESS SERVICES 94.6%		
Aerospace & Defense 9.4%		
BAE Systems (GBP)	30,061	221
Boeing	2,880	416
Dassault Aviation (EUR)	207	258
LIG Nex1 (KRW) (1)	1,745	152
LIG Nex1, Lock Up Shares Acquisition Date: 9/21/15, Cost $42 (KRW) (1)(2)	650	55
Textron	3,900	164
Triumph Group	6,200	246
		1,512
Airlines 1.1%		
American Airlines	4,300	182
		182
Auto Components 6.2%		
AutoZone (1)	400	297
Gentherm (1)	6,200	294
GKN (GBP)	38,934	176
Weifu High Technology, B Shares (HKD)	89,200	229
		996
Automobiles 4.0%		
Chongqing Changan Automobile, B Shares (HKD)	40,600	89
Honda Motor (JPY)	11,200	359
Tesla Motors (1)	800	192
		640
Building Products 7.8%		
Assa Abloy, B Shares (SEK)	18,043	378
Daikin Industries (JPY)	5,600	407
Duratex (BRL)	27,500	41
James Hardie Industries, GDR (AUD)	33,828	427
		1,253

Business Services 12.2%		
Air Liquide (EUR)	1,655	186
Ecolab	2,700	309
Experian (GBP)	18,456	326
Exponent	1,400	70
IHS (1)	2,100	249
Mobile Mini	3,790	118
Ritchie Bros. Auctioneers	7,700	186
Sysco	6,000	246
Tyco International	8,700	277
		1,967
Construction & Engineering 0.9%		
Spie (EUR) (1)	7,611	140
		140
Construction & Farm Equipment 3.6%		
Isuzu Motors, Class D (JPY)	13,700	147
Kubota (JPY)	24,000	370
Marcopolo (BRL)	155,100	67
		584
Electrical Equipment 7.2%		
Eaton	3,000	156
Hollysys Automation Technologies	5,200	115
Roper Technologies	2,190	416
Sensata Technologies Holding (1)	6,580	303
TE Connectivity	2,700	175
		1,165
Household Durables 1.0%		
Ez Tec Empreendimentos e Participacoes (BRL)	12,200	39
Shimano (JPY)	800	123
		162

Industrial Conglomerates 14.5%

Colfax (1)	2,900	68
Danaher	10,000	929
ESCO Technologies	3,650	132
GE	18,500	576
Investor, B Shares (SEK)	8,647	318
Rexnord (1)	8,140	147
Victrex (GBP)	5,916	156
		2,326

Industrial Machinery 12.1%

Chart Industries (1)	3,900	70
Flowserve	5,480	231
Graco	2,320	167
Hoshizaki Electric (JPY)	6,000	373
Middleby (1)	3,200	345
Rotork (GBP)	127,005	341
SMC (JPY)	600	156
Sulzer (CHF)	1,288	121
Wabtec	1,878	134
		1,938

Information Technology 8.3%

Badger Meter	3,330	195
Cognex	4,560	154
Hexagon, B Shares (SEK)	16,315	605
Keyence (JPY)	700	384
		1,338

Road & Rail 1.6%

Canadian Pacific Railway	1,100	140
ComfortDelGro (SGD)	57,300	123
		263

Trading Companies & Distribution 4.4%		
Brenntag (EUR)	2,958	154
Gulliver International (JPY)	13,000	129
Mills Estruturas e Servics de Engenharia (BRL) (1)	59,000	39
Sumitomo (JPY)	15,800	161
Wolseley (GBP)	4,205	229
		712
Transportation Infrastructure 0.3%		
Ecorodovias Infraestrutura e Logistica (BRL)	31,200	40
		40
Total Industrials & Business Services		15,218
Total Miscellaneous Common Stocks 3.7% (3)		604
Total Common Stocks (Cost $15,578)		15,822
SHORT-TERM INVESTMENTS 3.0%		
Money Market Funds 3.0%		
T. Rowe Price Reserve Investment Fund, 0.22% (4)(5)	484,091	484
Total Short-Term Investments (Cost $484)		484
Total Investments in Securities		
101.3% of Net Assets (Cost $16,062)		**$ 16,306**

‡ Shares are denominated in U.S. dollars unless otherwise noted.

(1) Non-income producing

(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $55 and represents 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

T. Rowe Price International Funds, Inc. (the corporation), is registered under the Investment Company Act of 1940 (the 1940 Act). The Global Industrials Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund commenced operations on October 24, 2013. The fund seeks to provide long-term growth of capital.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

Investment Transactions, Investment Income, and Distributions Income and expenses are recorded on the accrual basis. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Income distributions are declared and paid annually. Capital gain distributions, if any, are generally declared and paid by the fund annually.

Currency Translation Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

New Accounting Guidance In May 2015, FASB issued ASU No. 2015-07, Fair Value Measurement (Topic 820), Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). The ASU removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient and amends certain disclosure requirements for such investments. The ASU is effective for interim and annual reporting periods beginning after December 15, 2015. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 - VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2015:

There were no material transfers between Levels 1 and 2 during the year ended December 31, 2015.

NOTE 3 - OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Other Purchases and sales of portfolio securities other than short-term securities aggregated $10,983,000 and $10,966,000, respectively, for the year ended December 31, 2015.

NOTE 4 - FEDERAL INCOME TAXES

No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Reclassifications to paid-in capital relate primarily to a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income or realized capital gain. Reclassifications between income and gain relate primarily to per-share rounding of distributions. For the year ended December 31, 2015, the following reclassifications were recorded to reflect tax character (there was no impact on results of operations or net assets):

Distributions during the years ended December 31, 2015 and December 31, 2014, totaled $80,000 and $82,000, respectively, and were characterized as ordinary income for tax purposes. At December 31, 2015, the tax-basis cost of investments and components of net assets were as follows:

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales for tax purposes. The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. All or a portion of the capital loss carryforwards may be from losses realized between November 1 and the fund’s fiscal year-end, which are deferred for tax purposes until the subsequent year but recognized for financial reporting purposes in the year realized. During the year ended December 31, 2015, the fund utilized $42,000 of capital loss carryforwards. In accordance with federal tax laws applicable to investment companies, specified net losses realized between November 1 and December 31 are not recognized for tax purposes until the subsequent year (late-year ordinary loss deferrals); however, such losses are recognized for financial reporting purposes in the year realized.

NOTE 5 - FOREIGN TAXES

The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, certain foreign currency transactions are subject to tax, and capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Taxes incurred on the purchase of foreign currencies are recorded as realized loss on foreign currency transactions. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. At December 31, 2015, the fund had no deferred tax liability attributable to foreign securities and no foreign capital loss carryforwards.

NOTE 6 - RELATED PARTY TRANSACTIONS

The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.275% for assets in excess of $400 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2015, the effective annual group fee rate was 0.29%.

The fund is also subject to a contractual expense limitation through April 30, 2016. During the limitation period, Price Associates is required to waive its management fee and pay the fund for any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (expense ratio) to exceed its expense limitation of 1.05%. The fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s expense ratio to exceed its expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. Pursuant to this agreement, $226,000 of expenses were waived/paid by Price Associates during the year ended December 31, 2015. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $534,000 remain subject to repayment by the fund at December 31, 2015.

In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc., provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2015, expenses incurred pursuant to these service agreements were $107,000 for Price Associates and $20,000 for T. Rowe Price Services, Inc. The total amount payable at period-end pursuant to these service agreements is reflected as Due to Affiliates in the accompanying financial statements.

The fund may invest in the T. Rowe Price Reserve Investment Fund, the T. Rowe Price Government Reserve Investment Fund, or the T. Rowe Price Short-Term Reserve Fund (collectively, the Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and considered affiliates of the fund. The Price Reserve Investment Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. The Price Reserve Investment Funds pay no investment management fees.

As of December 31, 2015, T. Rowe Price Group, Inc., or its wholly owned subsidiaries owned 700,000 shares of the fund, representing 44% of the fund’s net assets.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of T. Rowe Price International Funds, Inc. and Shareholders of T. Rowe Price Global Industrials Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Global Industrials Fund (one of the portfolios comprising T. Rowe Price International Funds, Inc., hereafter referred to as the “Fund”) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, and confirmation of the underlying fund by correspondence with the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 17, 2016

Tax Information (Unaudited) for the Tax Year Ended 12/31/15

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund’s distributions to shareholders included $1,000 from short-term capital gains.

For taxable non-corporate shareholders, $80,000 of the fund’s income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.

For corporate shareholders, $80,000 of the fund’s income qualifies for the dividends-received deduction.

Information on Proxy Voting Policies, Procedures, and Records

A description of the policies and procedures used by T. Rowe Price funds and portfolios to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.

The description of our proxy voting policies and procedures is also available on our website, troweprice.com. To access it, click on the words “Social Responsibility” at the top of our corporate homepage. Next, click on the words “Conducting Business Responsibly” on the left side of the page that appears. Finally, click on the words “Proxy Voting Policies” on the left side of the page that appears.

Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through our website, follow the above directions to reach the “Conducting Business Responsibly” page. Click on the words “Proxy Voting Records” on the left side of that page, and then click on the “View Proxy Voting Records” link at the bottom of the page that appears.

How to Obtain Quarterly Portfolio Holdings

The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available electronically on the SEC’s website (sec.gov); hard copies may be reviewed and copied at the SEC’s Public Reference Room, 100 F St. N.E., Washington, DC 20549. For more information on the Public Reference Room, call 1-800-SEC-0330.

About the Fund’s Directors and Officers

Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. At least 75% of the Board’s members are independent of T. Rowe Price Associates, Inc. (T. Rowe Price), and its affiliates; “inside” or “interested” directors are employees or officers of T. Rowe Price. The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.

Independent Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

William R. Brody, M.D., Ph.D.	President and Trustee, Salk Institute for Biological Studies (2009 to
(1944)	present); Director, BioMed Realty Trust (2013 to present); Director,
2009	Novartis, Inc. (2009 to 2014); Director, IBM (2007 to present)
[181]

Anthony W. Deering	Chairman, Exeter Capital, LLC, a private investment firm (2004 to
(1945)	present); Director, Brixmor Real Estate Investment Trust (2012 to
1991	present); Director and Advisory Board Member, Deutsche Bank North
[181]	America (2004 to present); Director, Under Armour (2008 to present);
Director, Vornado Real Estate Investment Trust (2004 to 2012)

Bruce W. Duncan	President, Chief Executive Officer, and Director, First Industrial
(1951)	Realty Trust, an owner and operator of industrial properties
2013	(2009 to present); Chairman of the Board (2005 to present) and
[181]	Director (1999 to present), Starwood Hotels & Resorts, a hotel and leisure company

Robert J. Gerrard, Jr.	Chairman of Compensation Committee and Director, Syniverse
(1952)	Holdings, Inc., a provider of wireless voice and data services for
2012	telecommunications companies (2008 to 2011); Advisory Board
[181]	Member, Pipeline Crisis/Winning Strategies, a collaborative working to improve opportunities for young African Americans (1997
to present)

Paul F. McBride	Former Company Officer and Senior Vice President, Human
(1956)	Resources and Corporate Initiatives, Black & Decker Corporation
2013	(2004 to 2010)
[181]

Cecilia E. Rouse, Ph.D.	Dean, Woodrow Wilson School (2012 to present); Professor and
(1963)	Researcher, Princeton University (1992 to present); Director, MDRC, a
2012	nonprofit education and social policy research organization (2011 to
[181]	present); Member, National Academy of Education (2010 to present);
Research Associate, National Bureau of Economic Research’s Labor
Studies Program (2011 to present); Member, President’s Council of
Economic Advisers (2009 to 2011); Chair of Committee on the Status
of Minority Groups in the Economic Profession, American Economic
Association (2012 to present)

John G. Schreiber	Owner/President, Centaur Capital Partners, Inc., a real estate
(1946)	investment company (1991 to present); Cofounder and Partner,
2001	Blackstone Real Estate Advisors, L.P. (1992 to present); Director,
[181]	General Growth Properties, Inc. (2010 to 2013); Director, Blackstone
Mortgage Trust, a real estate financial company (2012 to present);
Director and Chairman of the Board, Brixmor Property Group, Inc.
(2013 to present); Director, Hilton Worldwide (2013 to present);
Director, Hudson Pacific Properties (2014 to present)

Mark R. Tercek	President and Chief Executive Officer, The Nature Conservancy
(1957)	(2008 to present)
2009
[181]

*Each independent director serves until retirement, resignation, or election of a successor.

Inside Directors

Name
(Year of Birth)
Year Elected*
[Number of T. Rowe Price	Principal Occupation(s) and Directorships of Public Companies and
Portfolios Overseen]	Other Investment Companies During the Past Five Years

Edward C. Bernard	Director and Vice President, T. Rowe Price; Vice Chairman of the
(1956)	Board, Director, and Vice President, T. Rowe Price Group, Inc.;
2006	Chairman of the Board, Director, and President, T. Rowe Price
[181]	Investment Services, Inc.; Chairman of the Board and Director,
T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price
Services, Inc.; Chairman of the Board, Chief Executive Officer,
and Director, T. Rowe Price International; Chairman of the Board,
Chief Executive Officer, Director, and President, T. Rowe Price Trust
Company; Chairman of the Board, all funds

Brian C. Rogers, CFA, CIC	Chief Investment Officer, Director, and Vice President, T. Rowe Price;
(1955)	Chairman of the Board, Chief Investment Officer, Director, and Vice
2006	President, T. Rowe Price Group, Inc.; Vice President, T. Rowe Price
[127]	Trust Company

*Each inside director serves until retirement, resignation, or election of a successor.

Officers

Name (Year of Birth)
Position Held With International Funds	Principal Occupation(s)

Ulle Adamson, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Roy H. Adkins (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher D. Alderson (1962)	Company’s Representative, Director, and Vice
President	President, Price Hong Kong; Director and Vice
President, Price Singapore and T. Rowe Price
International; Vice President, T. Rowe Price
Group, Inc.

Syed H. Ali (1970)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Paulina Amieva (1981)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Malik S. Asif (1981)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The University of Chicago Booth School of
Business (to 2012)

Harishankar Balkrishna (1983)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sheena L. Barbosa (1983)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Peter J. Bates, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Luis M. Baylac (1982)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oliver D.M. Bell, IMC (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International; formerly, Head of
Global Emerging Markets Research, Pictet Asset
Management Ltd. (to 2011)

R. Scott Berg, CFA (1972)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Steven E. Boothe, CFA (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Peter I. Botoucharov (1965)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Director,
EMEA Macroeconomic Research and Strategy
(to 2012)

Tala Boulos (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Vice
President, CEEMEA Corporate Credit Research,
Deutsche Bank (to 2013)

Darrell N. Braman (1963)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price International, T. Rowe Price
Investment Services, Inc., and T. Rowe Price
Services, Inc.

Ryan N. Burgess, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sheldon Chan (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Associate Director,
HSBC (Hong Kong) (to 2011)

Tak Yiu Cheng, CFA, CPA (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Carolyn Hoi Che Chu (1974)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Archibald Ciganer Albeniz, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Richard N. Clattenburg, CFA (1979)	Vice President, Price Singapore, T. Rowe
Executive Vice President	Price, T. Rowe Price Group, Inc., and T. Rowe
Price International

Michael J. Conelius, CFA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Michael F. Connelly (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Andrew S. Davis (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Richard de los Reyes (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Laurent Delgrande (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Portfolio
Manager, Fidelity International Limited (to 2014)

Michael Della Vedova (1969)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Shawn T. Driscoll (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Bridget A. Ebner (1970)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David J. Eiswert, CFA (1972)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price International

Henry M. Ellenbogen (1973)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Ryan W. Ferro (1985)	Vice President, T. Rowe Price; formerly, student,
Vice President	Tucker School of Business at Dartmouth (to
2014); Director, Corporate Development,
ModusLink Global Solutions, Inc. (to 2012)

Mark S. Finn, CFA, CPA (1963)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Melissa C. Gallagher (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Justin T. Gerbereux, CFA (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Alastair M. Gilmour (1981)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Senior Trader, James
Caird Asset Management (to 2011)

John R. Gilner (1961)	Chief Compliance Officer and Vice President,
Chief Compliance Officer	T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Investment
Services, Inc.

Vishnu Vardhan Gopal (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Joel Grant (1978)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, Analyst, Fidelity
International (to 2014)

Paul D. Greene II (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Benjamin Griffiths, CFA (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Richard L. Hall (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.; formerly, Financial Attaché, U.S.
Department of Treasury, International Affairs
Division (to 2012)

Steven C. Huber, CFA, FSA (1958)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price International

Stefan Hubrich, Ph.D., CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Arif Husain, CFA (1972)	Vice President, T. Rowe Price Group, Inc.,
Executive Vice President	and T. Rowe Price International; formerly,
Director/Head of UK and Euro Fixed Income,
AllianceBernstein (to 2013)

Tetsuji Inoue (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, Equity
Sales, JP Morgan Chase Securities Ltd. (to 2012)

Michael Jacobs (1971)	Vice President, T. Rowe Price Group, Inc.,
Vice President	and T. Rowe Price International; formerly,
Vice President, JP Morgan Asset Management
(to 2013)

Dominic Janssens (1965)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Randal S. Jenneke (1971)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Prashant G. Jeyaganesh (1983)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Yoichiro Kai (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Jai Kapadia (1982)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, student, MIT Sloan
School of Management (to 2011)

Andrew J. Keirle (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Paul J. Krug, CPA (1964)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Christopher J. Kushlis, CFA (1976)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Shengrong Lau (1982)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, student, The
Wharton School, University of Pennsylvania
(to 2012)

Mark J. Lawrence (1970)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

David M. Lee, CFA (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Patricia B. Lippert (1953)	Assistant Vice President, T. Rowe Price and
Secretary	T. Rowe Price Investment Services, Inc.

Jacqueline Liu (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.; formerly, Investment Analyst,
Fidelity International Hong Kong Limited
(to 2014)

Christopher C. Loop, CFA (1966)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Anh Lu (1968)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Sebastien Mallet (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Ryan Martyn (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Catherine D. Mathews (1963)	Vice President, T. Rowe Price, T. Rowe Price
Treasurer and Vice President	Group, Inc., and T. Rowe Price Trust Company

Jonathan H.W. Matthews, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Raymond A. Mills, Ph.D., CFA (1960)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., T. Rowe Price International, and
T. Rowe Price Trust Company

Jihong Min (1979)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.; formerly, Financial Analyst,
Geosphere Capital Management, Singapore
(to 2012)

Eric C. Moffett (1974)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Samy B. Muaddi, CFA (1984)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Joshua Nelson (1977)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

Philip A. Nestico (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Sridhar Nishtala (1975)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Jason Nogueira, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Executive Vice President	Group, Inc.

David Oestreicher (1967)	Director, Vice President, and Secretary, T. Rowe
Vice President	Price Investment Services, Inc., T. Rowe Price
Retirement Plan Services, Inc., T. Rowe
Price Services, Inc., and T. Rowe Price Trust
Company; Chief Legal Officer, Vice President,
and Secretary, T. Rowe Price Group, Inc.; Vice
President and Secretary, T. Rowe Price and
T. Rowe Price International; Vice President,
Price Hong Kong and Price Singapore

Michael D. Oh, CFA (1974)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Kenneth A. Orchard (1975)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Curt J. Organt, CFA (1968)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Paul T. O’Sullivan (1973)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Hiroaki Owaki, CFA (1962)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Oluwaseun A. Oyegunle, CFA (1984)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International; formerly, student,
The Wharton School, University of Pennsylvania
(to 2013); Summer Investment Analyst, T. Rowe
Price International (2012); Analyst, Asset &
Resource Management Limited (to 2012);
Analyst, Vetiva Capital Management Limited
(to 2011)

Gonzalo Pángaro, CFA (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Austin Powell, CFA (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Vivek Rajeswaran (1985)	Vice President, T. Rowe Price and T. Rowe
Vice President	Price Group, Inc.; formerly, student, Columbia
Business School (to 2012)

John W. Ratzesberger (1975)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company;
formerly, North American Head of Listed
Derivatives Operation, Morgan Stanley
(to 2013)

David L. Rowlett, CFA (1975)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Federico Santilli, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Sebastian Schrott (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Deborah D. Seidel (1962)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., T. Rowe Price Investment Services,
Inc., and T. Rowe Price Services, Inc.

Jeneiv Shah, CFA (1980)	Vice President, T. Rowe Price International
Vice President

Robert W. Sharps, CFA, CPA (1971)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

John C.A. Sherman (1969)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Robert W. Smith (1961)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Gabriel Solomon (1977)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Eunbin Song, CFA (1980)	Vice President, Price Singapore and T. Rowe
Vice President	Price Group, Inc.

Joshua K. Spencer, CFA (1973)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

David A. Stanley (1963)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Taymour R. Tamaddon, CFA (1976)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ju Yen Tan (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Sin Dee Tan, CFA (1979)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Dean Tenerelli (1964)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Siby Thomas (1979)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Justin Thomson (1968)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

Mitchell J.K. Todd (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Mark J. Vaselkiv (1958)	Vice President, T. Rowe Price, T. Rowe Price
Executive Vice President	Group, Inc., and T. Rowe Price Trust Company

Kes Visuvalingam, CFA (1968)	Vice President, Price Hong Kong, Price
Vice President	Singapore, and T. Rowe Price Group, Inc.

Verena E. Wachnitz, CFA (1978)	Vice President, T. Rowe Price Group, Inc., and
Executive Vice President	T. Rowe Price International

David J. Wallack (1960)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	Group, Inc., and T. Rowe Price Trust Company

Hiroshi Watanabe, CFA (1975)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Christopher S. Whitehouse (1972)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Clive M. Williams (1966)	Vice President, Price Hong Kong, Price
Vice President	Singapore, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price International

J. Howard Woodward, CFA (1974)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Marta Yago (1977)	Vice President, T. Rowe Price Group, Inc., and
Vice President	T. Rowe Price International

Benjamin T. Yeagle (1978)	Vice President, T. Rowe Price and T. Rowe Price
Vice President	Group, Inc.

Ernest C. Yeung, CFA (1979)	Vice President, Price Hong Kong and T. Rowe
Executive Vice President	Price Group, Inc.

Alison Mei Ling Yip (1966)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Wenli Zheng (1979)	Vice President, Price Hong Kong and T. Rowe
Vice President	Price Group, Inc.

Jeffrey T. Zoller (1970)	Vice President, T. Rowe Price, T. Rowe Price
Vice President	International, and T. Rowe Price Trust Company

Unless otherwise noted, officers have been employees of T. Rowe Price or T. Rowe Price International for at least 5 years.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors/Trustees has determined that Mr. Bruce W. Duncan qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Duncan is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

     (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,158,000 and $2,283,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

     (2) Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

     (3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant's principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 17, 2016

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date February 17, 2016

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date February 17, 2016